Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity	As of December 31, 2024, the Company has remaining obligations associated with marketing and endorsement agreements with original terms greater than 12 months totaling $25.3 million, which are payable in a combination of cash and ordinary shares of SharkNinja, Inc., as follows:

Amount
(in thousands)
Years ending December 31,
2025	$5,750
2026	6,500
2027	6,000
2028	6,000
2029	1,000
Total	$25,250